Disclosure of Detailed Information About Warrants Activity Reclassified Into Equity Explanatory (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Shares, exercised		(34,888,965)
Employee Stock Option USD [Member]
IfrsStatementLineItems [Line Items]
Shares, balance beginning	1,086,368	506,400	506,400
Weighted average exercise price, balance beginning | $ / shares	$ 0.88	$ 1.44	$ 1.44
Shares, granted	50,000		580,000
Weighted average exercise price, granted | $ / shares	$ 0.36		$ 0.42
Shares, expired			(32)
Weighted average exercise price, expired | $ / shares			$ 590.25
Shares, exercised
Weighted average exercise price, exercised | $ / shares
Shares, balance ending	1,136,368		1,086,368
Weighted average exercise price, balance ending | $ / shares	$ 0.85		$ 0.88
Deferred Stock Units DSU [Member]
IfrsStatementLineItems [Line Items]
Shares, balance beginning	423,000	173,000	173,000
Shares, granted			280,000
Shares, expired
Shares, exercised			(30,000)
Shares, balance ending	423,000		423,000